LEASES - Lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of leases [Roll Forward]
Balance, beginning of year	$ 73.8	$ 65.6
Additions	79.7	72.1
Interest expense	7.5	3.1
Foreign exchange impact	1.0	(2.9)
Principal lease payments	(6.0)	(21.3)
Interest payments	(5.3)	(3.3)
UJV lease adjustment	(29.4)	0.0
Reclassification of Rosebel mine leases to liabilities held for sale	0.0	(39.5)
Balance, end of year	121.3	73.8
Current portion	21.1	5.1
Non-current portion	100.2	68.7
Lease obligations	$ 121.3	$ 73.8